Consolidated Statement of Cash Flows	3 Months Ended
Dec. 31, 2019 USD ($)
Cash flows from operating activities:
Net loss	$ (5,142)
Changes in operating liabilities:
Increase in amounts due to a related party	5,142
Net cash flow used in operating activities
Cash flows from investing activities:
Net cash used in investing activities
Cash flows from financing activities:
Net cash used in financing activities
Net decrease in cash and cash equivalents
Cash and cash equivalents at the beginning of the period
Cash and cash equivalents at the end of the period